Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Stated share capital [member] Number of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Number of common shares [member]	Total capital [member]	Total capital [member] Number of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss ("AOCL") [member]	Shareholders' equity [member]	Shareholders' equity [member] Preference shares [member]	Shareholders' equity [member] Number of common shares [member]	Non-controlling interests [member]
Balance at Dec. 31, 2022	$ 11,885			$ 3,864		$ 1,534		$ 5,398		$ 7,642			$ 17	$ (1,172)	$ (1,155)	$ 11,885			$ 0
Statement [LineItems]
Net earnings	2,695									2,695						2,695
Other comprehensive income	134												4	130	134	134
Total comprehensive income	2,829									2,695			4	130	134	2,829
Return of capital on common shares (see note 25)			$ (2,047)		$ (2,107)	(60)	$ 60	2,047	$ (2,047)									$ (2,047)
Dividends declared		$ (5)	(908)								$ (5)	$ (908)					$ (5)	(908)
Shares issued under DRIP	21			21				21								21
Repurchases of common shares (see note 25)	(361)			(8)				(8)		(353)						(361)
Pre-defined share repurchase plan (see note 25)	(400)			(11)				(11)		(389)						(400)
Stock compensation plans	50			142		(90)		52		(2)						50
Balance at Dec. 31, 2023	11,064			1,901		1,504		3,405		8,680			21	(1,042)	(1,021)	11,064			0
Statement [LineItems]
Net earnings	2,207									2,210						2,210			(3)
Other comprehensive income	(150)												23	(168)	(145)	(145)			(5)
Total comprehensive income	2,057									2,210			23	(168)	(145)	2,065			(8)
Non-controlling interests on acquisition of subsidiaries	388																		388
Purchase of non-controlling interests	(384)									(4)						(4)			(380)
Transfer of gain on disposal of equity investments to retained earnings	0									25			(25)		(25)
Dividends declared		$ (5)	$ (973)								$ (5)	$ (973)					$ (5)	$ (973)
Shares issued under DRIP	29			29		0		29								29
Repurchases of common shares (see note 25)	(249)			(15)				(15)		(234)						(249)
Stock compensation plans	79			152		(73)		79								79
Balance at Dec. 31, 2024	$ 12,006			$ 2,067		$ 1,431		$ 3,498		$ 9,699			$ 19	$ (1,210)	$ (1,191)	$ 12,006			$ 0